UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 26.4%
Consumer Discretionary 2.7%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,050	123,900
Hotels Restaurants & Leisure 0.5%
McDonald’s Corp.	4,630	194,089
Starwood Hotels & Resorts Worldwide, Inc.	1,240	74,078

		268,167
Media 0.7%
Comcast Corp. “A”*	1,150	46,770
McGraw-Hill Companies, Inc.	450	28,877
News Corp. “A”	6,300	131,355
Omnicom Group, Inc.	880	89,276
Walt Disney Co.	1,650	51,909

		348,187
Multiline Retail 0.6%
Federated Department Stores, Inc.	2,680	117,679
J.C. Penney Co., Inc.	2,240	168,515

		286,194
Specialty Retail 0.3%
Best Buy Co., Inc.	1,070	59,117
Staples, Inc.	3,740	96,455

		155,572
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	3,210	127,244
Consumer Staples 2.5%
Beverages 0.7%
PepsiCo, Inc.	5,180	328,619
Food & Staples Retailing 0.3%
Walgreen Co.	3,320	145,018
Food Products 0.2%
Dean Foods Co.*	2,100	87,969
Household Products 0.9%
Procter & Gamble Co.	7,340	465,283
Tobacco 0.4%
Altria Group, Inc.	2,710	220,404
Energy 2.5%
Energy Equipment & Services 0.4%
Cameron International Corp.*	2,140	107,214
Schlumberger Ltd.	1,750	110,390

		217,604
Oil, Gas & Consumable Fuels 2.1%
ExxonMobil Corp.	4,986	356,100
Hess Corp.	1,530	64,872
Marathon Oil Corp.	1,460	126,144

Occidental Petroleum Corp.	3,580	168,045
Total SA (ADR)	2,320	158,085
Valero Energy Corp.	2,790	146,001

		1,019,247
Financials 5.9%
Capital Markets 2.5%
Bank of New York Co., Inc.	7,750	266,367
Lehman Brothers Holdings, Inc.	2,990	232,742
Mellon Financial Corp.	1,180	45,784
Merrill Lynch & Co., Inc.	2,280	199,318
Morgan Stanley	1,680	128,402
The Goldman Sachs Group, Inc.	920	174,607
UBS AG (Registered)	3,100	185,504

		1,232,724
Commercial Banks 1.4%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,130	88,988
US Bancorp	980	33,163
Wachovia Corp.	5,130	284,715
Wells Fargo & Co.	7,790	282,699

		689,565
Consumer Finance 0.2%
SLM Corp.	1,800	87,624
Diversified Financial Services 1.0%
Bank of America Corp.	6,180	332,916
JPMorgan Chase & Co.	1,650	78,276
Moody’s Corp.	1,180	78,234

		489,426
Insurance 0.8%
American International Group, Inc.	3,390	227,706
Loews Corp.	1,290	50,207
MetLife, Inc.	2,620	149,681

		427,594
Health Care 3.3%
Biotechnology 0.2%
Amgen, Inc.*	1,090	82,742
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	6,310	290,071
C.R. Bard, Inc.	1,350	110,646

		400,717
Health Care Providers & Services 0.7%
Cardinal Health, Inc.	1,240	81,158
UnitedHealth Group, Inc.	3,700	180,486
WellPoint, Inc.*	1,460	111,427

		373,071
Life Sciences Tools & Services 0.4%
Fisher Scientific International, Inc.*	2,170	185,795
Pharmaceuticals 1.2%
Abbott Laboratories	1,345	63,901
AstraZeneca PLC (ADR)	660	38,742
Johnson & Johnson	1,914	129,003
Merck & Co., Inc.	600	27,252
Novartis AG (ADR)	2,790	169,437
Sanofi-Aventis (ADR)	800	34,152
Wyeth	2,630	134,209

		596,696

Industrials 2.8%
Aerospace & Defense 0.9%
Boeing Co.	1,560	124,582
Honeywell International, Inc.	5,370	226,185
United Technologies Corp.	1,170	76,892

		427,659
Electrical Equipment 0.2%
Emerson Electric Co.	1,500	126,600
Industrial Conglomerates 1.4%
General Electric Co.	14,440	506,988
Tyco International Ltd.	6,030	177,463

		684,451
Machinery 0.3%
PACCAR, Inc.	2,615	154,834
Information Technology 4.1%
Communications Equipment 1.2%
Cisco Systems, Inc.*	16,350	394,526
Motorola, Inc.	4,940	113,916
QUALCOMM, Inc.	2,130	77,511

		585,953
Computers & Peripherals 0.5%
Apple Computer, Inc.*	1,900	154,052
International Business Machines Corp.	780	72,017

		226,069
Internet Software & Services 0.2%
eBay, Inc.*	3,800	122,094
IT Services 0.4%
Automatic Data Processing, Inc.	4,120	203,693
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	6,290	109,383
ASML Holding NV (NY Registered Shares)*	5,750	131,330
Maxim Integrated Products, Inc.	1,380	41,414

		282,127
Software 1.2%
Adobe Systems, Inc.*	2,180	83,385
Electronic Arts, Inc.*	970	51,303
Microsoft Corp.	9,630	276,477
Symantec Corp.*	8,620	171,021

		582,186
Materials 0.8%
Chemicals 0.2%
Monsanto Co.	1,240	54,833
PPG Industries, Inc.	750	51,300

		106,133
Metals & Mining 0.4%
Companhia Vale do Rio Doce (ADR)	1,980	50,371
Rio Tinto PLC (ADR)	586	129,735

		180,106
Paper & Forest Products 0.2%
Weyerhaeuser Co.	1,560	99,200
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	7,800	267,150

Verizon Communications, Inc.	2,100	77,700

		344,850
Wireless Telecommunication Services 0.2%
American Tower Corp. “A”*	2,560	92,211
Utilities 0.9%
Electric Utilities 0.6%
Allegheny Energy, Inc.*	2,750	118,333
Entergy Corp.	680	58,364
Exelon Corp.	2,080	128,918

		305,615
Independent Power Producers & Energy Traders 0.3%
TXU Corp.	2,420	152,775

Total Common Stocks (Cost $11,088,339)		13,035,918
	Principal Amount ($)	Value ($)

US Treasury Obligations 73.8%
US Treasury STRIPS, 4.828%**, 11/15/2010 (a) (Cost $33,978,333)	43,705,000	36,471,910

	Contracts	Value ($)
Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike Price $70.0	28	560
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike Price $75.0	26	130
Morgan Stanley, expiring 11/18/2006, Strike Price $70.0	24	480
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike Price $165.0	12	180

Total Put Options Purchased (Cost $16,801)		1,350

	Shares	Value ($)
Securities Lending Collateral 30.0%
Daily Assets Fund Institutional, 5.32% (b) (c) (Cost $14,824,519)	14,824,519	14,824,519
Cash Equivalents 0.0%
Cash Management QP Trust, 5.31% (d) (Cost $10,087)	10,087	10,087
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 59,918,079)	130.2	64,343,784
Other Assets and Liabilities, Net	(30.2)	(14,908,514)

Net Assets	100.0	49,435,270

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2006 amounted to $14,561,594 which is 29.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006